Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 000	9 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 7,881,734
Change in defaulted loans	42,879
Excess contributions payable included in financial statements but not in Form 5500 at:
Current period	69,710
Prior period	(141,646)
Contributions receivable included in financial statements but not in Form 5500 at:
Current period	(197,250)
Prior period	196,961
Net income per Form 5500	$ 7,852,388